Vessels	6 Months Ended
Jun. 30, 2014
Vessels (Abstract)
Vessels
5.      Vessels
An analysis of vessels is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2013	$1,136,444	$(176,894)	$959,550
Acquisition and improvements	308,141	-	308,141
Disposals	(48,033).	-	(48,033).
Depreciation for the period	-	(42,839).	(42,839).
Balance as at December 31, 2013	1,396,552	(219,733)	1,176,819
Acquisition and improvements	183	-	183
Depreciation for the period	-	(28,471).	(28,471).
Balance as at June 30, 2014	$1,396,735	$(248,204).	$1,148,531

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All of the Partnership's vessels as of June 30, 2014 have been provided as collateral to secure the Partnership's credit facilities.
During the six month period ended June 30, 2014, M/T Ayrton II and M/T Amore Mio II underwent improvements during their scheduled special and intermediate survey, respectively. The costs of these improvements for both vessels amounted to $183 and were capitalized as part of the vessels' historic cost.
On November 28, 2013, the Company acquired the M/T Aristarchos (renamed M/T Aristotelis), a 51,604 dwt eco type medium range product tanker built in 2013, from an unrelated third party, for a total consideration of $38,141 including initial expenses of $111. The acquisition price was funded from the selling proceeds of the M/T Agamemnon II and from the Partnership's available cash.
On November 5, 2013, the Company disposed the M/T Agamemnon II a 51,238 dwt chemical tanker built in 2008 for net proceeds of $32,192 to an unrelated third party. The Partnership realized a net loss on this disposal of $7,073 as the carrying value of the vessel at the time of her disposal was $38,923.
On September 11, 2013, the Company acquired the shares of Anax Container Carrier S.A., the vessel owning company of the M/V Hyundai Prestige, Thiseas Container Carrier S.A., the vessel owning company of the M/V Hyundai Privilege and Cronus Container Carrier S.A., the vessel owning company of the M/V Hyundai Platinum.. All these three vessels were built in 2013 and are 5,000 TEU container vessels.   The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership

On March 20 and March 27, 2013, the Company acquired the shares of Hercules Container Carrier S.A., the vessel owning company of M/V Hyundai Premium, and Iason Container Carrier S.A., the vessel owning company of the M/V Hyundai Paramount, respectively (Note 3). The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership